Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 14 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following as of September 30, 2022, and December 31, 2021:

	September 30, 2022	December 31, 2021
Consultants	$22	$565
Rent	18	17
Vendor Payments	39	-
Insurance	1	162
License and Maintenance Contracts	545	658
Other	2	-
	$627	$1,402